Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 9,220,462	$ 1,336,842		¥ 11,351,446		¥ 10,914,374
Cost of revenues (1)		(8,609,594)	(1,248,274)		(9,751,160)		(8,646,308)
Gross Profit		610,868	88,568		1,600,286		2,268,066
Operating expenses (1)
Research and development expenses		(680,383)	(98,646)		(818,882)		(734,261)
Sales and marketing expenses		(482,871)	(70,010)		(759,507)		(558,012)
General and administrative expenses		(320,386)	(46,452)		(326,772)		(445,006)
Total operating expenses		(1,483,640)	(215,108)		(1,905,161)		(1,737,279)
Other income		166,307	24,112		274,704		194,169
Operating income (loss)		(706,465)	(102,428)		(30,171)		724,956
Impairment loss of investments		(55,201)	(8,003)		0		0
Interest and short-term investments income		298,201	43,235		247,009		313,366
Gain on fair value change of investment		7,602	1,102		44,161		2,160
Other non-operating expenses		0	0		0		(10,010)
Foreign currency exchange gains (losses), net		(2,402)	(348)		(1,480)		2,056
Income (loss) before income tax expenses		(458,265)	(66,442)		259,519		1,032,528
Income tax expenses		(27,871)	(4,041)		(55,227)		(176,784)
Income (loss) before share of income (loss) in equity method investments, net of income taxes		(486,136)	(70,483)		204,292		855,744
Share of income (loss) in equity method investments, net of income taxes		(520)	(76)		379,207		28,414
Net income (loss) attributable to HUYA Inc.		(486,656)	(70,559)		583,499		884,158
Net income (loss) attributable to ordinary shareholders		(486,656)	(70,559)		583,499		884,158
Net income (loss)		(486,656)	(70,559)		583,499		884,158
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax		575,068	83,377		(148,562)		(451,873)
Unrealized securities holding gains, net of tax		85,997	12,468		0		0
Total comprehensive income attributable to HUYA Inc.		¥ 174,409	$ 25,286		¥ 434,937		¥ 432,285
Net income (loss) per ADS
Basic | (per share)		¥ (2.02)	$ (0.29)	[1]	¥ 2.45	[1]	¥ 3.89	[1]
Diluted | (per share)		¥ (2.02)	$ (0.29)	[1]	¥ 2.41	[1]	¥ 3.71	[1]
Weighted average number of shares used in calculating net income per share
Basic		241,437,842	241,437,842		238,198,117		227,081,238
Diluted		241,437,842	241,437,842		241,790,445		238,631,613
ADS [Member]
Net income (loss) per ADS
Basic | (per share)	[1]	¥ (2.02)	$ (0.29)		¥ 2.45		¥ 3.89
Diluted | (per share)	[1]	¥ (2.02)	$ (0.29)		¥ 2.41		¥ 3.71
Weighted average number of shares used in calculating net income per share
Basic		241,437,842	241,437,842		238,198,117		227,081,238
Diluted		241,437,842	241,437,842		241,790,445		238,631,613
Live Streaming [Member]
Net revenues
Total net revenues		¥ 8,195,907	$ 1,188,295		¥ 10,186,204		¥ 10,311,624
Advertising and others [Member]
Net revenues
Total net revenues		¥ 1,024,555	$ 148,547		¥ 1,165,242		¥ 602,750

[1]	Each ADS represents one Class A ordinary share.